Deposit for Investment (Details) ¥ in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Dec. 15, 2023	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Dec. 15, 2022	Dec. 15, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Feb. 07, 2024 USD ($)	Feb. 07, 2024 CNY (¥)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Jan. 30, 2022 USD ($)	Jan. 30, 2022 CNY (¥)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 16, 2019
Deposit for Investment (Details) [Line Items]
Total consideration											$ 28,700		¥ 200,000
Company paid											14,300		100,000
Deposit received interest			6.00%			8.00%	8.00%			8.00%
Initial payment								$ 8,600	¥ 60,000
Breakage fee																	$ 3,100	¥ 20,000
Interest payment								$ 1,200									$ 1,200													$ 1,200	¥ 8,000	$ 1,200	¥ 8,000			¥ 8,360
Received interest																																		$ 1,200	¥ 8,000
Interest received											126			$ 1,274		$ 1,330
Deposit of target land											13,134	[1]		$ 9,149	[1]									$ 9,200	¥ 65,100
Huasheng Group Limited [Member]
Deposit for Investment (Details) [Line Items]
Equity interests rate																																					100.00%
Subsequent Event [Member]
Deposit for Investment (Details) [Line Items]
Total consideration for land																					$ 18,300	¥ 129,500
Payment for land	$ 9,100	¥ 64,400
Huasheng [Member]
Deposit for Investment (Details) [Line Items]
Deposit amount											14,300												¥ 100,000
Huasheng [Member]
Deposit for Investment (Details) [Line Items]
Company paid											$ 8,600		¥ 60,000
Yingfu [Member]
Deposit for Investment (Details) [Line Items]
Interest received				$ 1,200	¥ 8,000
Refund of deposit																										$ 5,600	¥ 40,000	$ 14,100	¥ 100,000
Yingfu [Member] | Forecast [Member]
Deposit for Investment (Details) [Line Items]
Refund of deposit																			$ 6,800	¥ 48,500

[1]	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.